LONG-TERM LOANS FROM BANKS (Details Textual) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)
Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Minimum Ratio Of Shareholders Equity To Consolidated Assets	20.00%	20.00%
Minimum Shareholders Equity | $	$ 20,000
Year 2013-2014 [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Maximum debt ratio	4.2	4.2
Year 2015 [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Maximum debt ratio	3.5	3.5
Year 2016 [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Maximum debt ratio	3	3
Year 2017 and thereafter [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Maximum debt ratio	2.5	2.5
Credit facility [Member]
Debt Instrument [Line Items]
Ratio of annual EBITDA to current maturities	less than 40%
Credit facility [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Minimum Shareholders Equity | ₪		₪ 50
Maximum debt ratio	5.5	5.5
Company And Its Subsidiaries [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Maximum debt ratio	4	4